Discontinued UK and Europe operations held for distribution - Debt securities, Loans (Details) - GBP (£) £ in Millions	Jun. 30, 2019		Dec. 31, 2018
Discontinued UK and Europe operations held for distribution
Debt securities	£ 99,675	[1]	£ 89,400
AAA
Discontinued UK and Europe operations held for distribution
Debt securities	6,319		6,032
AA+ to AA-
Discontinued UK and Europe operations held for distribution
Debt securities	28,456		24,503
A+ to A-
Discontinued UK and Europe operations held for distribution
Debt securities	21,297		18,848
BBB+ to BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	24,498		22,823
Below BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	6,516		5,853
Other (including NAIC rated)
Discontinued UK and Europe operations held for distribution
Debt securities	12,589		11,341
UK & Europe Operations (M&G Prudential)
Discontinued UK and Europe operations held for distribution
Debt securities	85,174		85,956
UK & Europe Operations (M&G Prudential) | AAA
Discontinued UK and Europe operations held for distribution
Debt securities	8,770		10,938
UK & Europe Operations (M&G Prudential) | AA+ to AA-
Discontinued UK and Europe operations held for distribution
Debt securities	16,628		18,204
UK & Europe Operations (M&G Prudential) | A+ to A-
Discontinued UK and Europe operations held for distribution
Debt securities	20,020		18,645
UK & Europe Operations (M&G Prudential) | BBB+ to BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	19,746		19,728
UK & Europe Operations (M&G Prudential) | Below BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	3,969		3,444
UK & Europe Operations (M&G Prudential) | Other (including NAIC rated)
Discontinued UK and Europe operations held for distribution
Debt securities	16,041		14,997
UK & Europe Operations (M&G Prudential) | Other (including NAIC rated) | AAA to A-
Discontinued UK and Europe operations held for distribution
Debt securities	8,630		8,150
UK & Europe Operations (M&G Prudential) | Other (including NAIC rated) | BBB to B-
Discontinued UK and Europe operations held for distribution
Debt securities	2,947		3,034
UK & Europe Operations (M&G Prudential) | Other (including NAIC rated) | Below B- or unrated
Discontinued UK and Europe operations held for distribution
Debt securities	4,464		3,813
UK & Europe Operations (M&G Prudential) | With-profits
Discontinued UK and Europe operations held for distribution
Debt securities	54,796		53,798
UK & Europe Operations (M&G Prudential) | With-profits | AAA
Discontinued UK and Europe operations held for distribution
Debt securities	5,401		6,890
UK & Europe Operations (M&G Prudential) | With-profits | AA+ to AA-
Discontinued UK and Europe operations held for distribution
Debt securities	8,488		9,332
UK & Europe Operations (M&G Prudential) | With-profits | A+ to A-
Discontinued UK and Europe operations held for distribution
Debt securities	13,446		11,779
UK & Europe Operations (M&G Prudential) | With-profits | BBB+ to BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	15,641		14,712
UK & Europe Operations (M&G Prudential) | With-profits | Below BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	2,824		2,891
UK & Europe Operations (M&G Prudential) | With-profits | Other (including NAIC rated)
Discontinued UK and Europe operations held for distribution
Debt securities	8,996		8,194
UK & Europe Operations (M&G Prudential) | Unit-linked
Discontinued UK and Europe operations held for distribution
Debt securities	8,727		10,512
UK & Europe Operations (M&G Prudential) | Unit-linked | AAA
Discontinued UK and Europe operations held for distribution
Debt securities	578		1,041
UK & Europe Operations (M&G Prudential) | Unit-linked | AA+ to AA-
Discontinued UK and Europe operations held for distribution
Debt securities	2,025		2,459
UK & Europe Operations (M&G Prudential) | Unit-linked | A+ to A-
Discontinued UK and Europe operations held for distribution
Debt securities	1,959		2,215
UK & Europe Operations (M&G Prudential) | Unit-linked | BBB+ to BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	2,450		3,501
UK & Europe Operations (M&G Prudential) | Unit-linked | Below BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	934		395
UK & Europe Operations (M&G Prudential) | Unit-linked | Other (including NAIC rated)
Discontinued UK and Europe operations held for distribution
Debt securities	781		901
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed
Discontinued UK and Europe operations held for distribution
Debt securities	21,651		21,646
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed | AAA
Discontinued UK and Europe operations held for distribution
Debt securities	2,791		3,007
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed | AA+ to AA-
Discontinued UK and Europe operations held for distribution
Debt securities	6,115		6,413
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed | A+ to A-
Discontinued UK and Europe operations held for distribution
Debt securities	4,615		4,651
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed | BBB+ to BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	1,655		1,515
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed | Below BBB-
Discontinued UK and Europe operations held for distribution
Debt securities	211		158
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed | Other (including NAIC rated)
Discontinued UK and Europe operations held for distribution
Debt securities	£ 6,264		£ 5,902

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8 million of lent securities as at 30 June 2019 (31 December 2018: £8,278 million).